Summary of Significant Accounting Policies - Schedule of condensed balance sheets (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Gross proceeds	$ 230,000,000
Proceeds allocated to Public Warrants	(7,122,796)
Common Class A [Member]
Class of Stock [Line Items]
Class A ordinary shares issuance cost	(14,273,561)
Remeasurement of carrying value to redemption value	23,979,041
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$ 232,582,684	$ 0